Expense Example - First Trust Confluence Small Cap Value Fund	Mar. 01, 2021 USD ($)
A
Expense Example:
1 Year	$ 704
3 Years	1,097
5 Years	1,514
10 Years	2,673
C
Expense Example:
1 Year	338
3 Years	805
5 Years	1,399
10 Years	3,006
I
Expense Example:
1 Year	137
3 Years	502
5 Years	890
10 Years	$ 1,979